SHARE-BASED PAYMENTS (Details) $ in Thousands					12 Months Ended
	May 26, 2025 USD ($) shares	Mar. 26, 2025 USD ($) shares installment	Sep. 18, 2024 USD ($) shares	Jun. 24, 2024 USD ($) shares installment	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum Amount Of Options Company Allowed To Allocate					10,815,660,000
Maximum Amount Of ADS Company Allowed To Allocate					1,081,566
Number of RSUs granted					109,300	57,080
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted		78,950		41,760
Number of equal quarterly vesting installments | installment		8		8
Vesting period		2 years		2 years
Fair value on date of grant | $		$ 200		$ 400
Stock Options and RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options forfeited					1,638	2,584
Shares forfeited, reversed expenses | $					$ 10	$ 300
Directors And Chief Executive Officer. [member] | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted	30,350		15,320
Fair value on date of grant | $	$ 100		$ 100